Description of the Business (Details) € in Thousands, $ in Millions					1 Months Ended									2 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 21, 2020 EUR (€)	Sep. 21, 2020 USD ($)	Jun. 24, 2020 tranch	Dec. 22, 2020 EUR (€) tranch	Nov. 30, 2020 EUR (€) loan	Jun. 30, 2020 EUR (€) patient	Mar. 31, 2020 patient	Feb. 29, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	May 31, 2013 EUR (€)	Aug. 24, 2020 EUR (€) tranch	Dec. 31, 2020 EUR (€) tranch	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)
Disclosure Of Description Of Business [Line Items]
Initial public offering amount											€ 124,000	$ 144.0	€ 17,700
Shareholders' equity															€ 26,539	€ 85,560	€ 145,602				€ 181,420
Convertible notes															2,169
Number of borrowings received (in loan) | loan						2
Proceeds from borrowings, net of transaction costs															€ 27,134	€ 0	€ 0
BPI France
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs						€ 5,000
Societe Generale
Disclosure Of Description Of Business [Line Items]
Proceeds from borrowings, net of transaction costs						€ 5,000
SQZ Biotechnologies
Disclosure Of Description Of Business [Line Items]
Upfront payments upon potential development, regulatory and commercial milestones | $										$ 57.0
European High Growth Opportunities Fund
Disclosure Of Description Of Business [Line Items]
Percentage of permissible dilution				20.00%											20.00%
Number of tranches of convertible notes | tranch				2
Convertible notes															€ 15,000
Number of tranches of borrowings issued, investor call | tranch															2
European High Growth Opportunities Fund | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																				€ 3,000
European High Growth Opportunities Fund | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes														€ 3,000
European High Growth Opportunities Fund | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes																			€ 3,000
European High Growth Opportunities Fund | Derivatives
Disclosure Of Description Of Business [Line Items]
Potential amount to be raised from convertible notes with share subscription warrants							€ 60,000
Percentage of permissible dilution							20.00%
Number of tranches of convertible notes | tranch														2
Number of tranches of borrowings issued, investor call | tranch					3
European High Growth Opportunities Fund | Derivatives | Tranche one
Disclosure Of Description Of Business [Line Items]
Convertible notes																			€ 3,000	€ 3,000
European High Growth Opportunities Fund | Derivatives | Tranche two
Disclosure Of Description Of Business [Line Items]
Convertible notes														€ 3,000				€ 3,000
European High Growth Opportunities Fund | Derivatives | Tranche three
Disclosure Of Description Of Business [Line Items]
Convertible notes					€ 3,000
Cowen | American Depository Shares
Disclosure Of Description Of Business [Line Items]
Percentage of permissible dilution		20.00%	20.00%												20.00%
Maximum potential proceeds from issuance of equity	$ 22.0	€ 30,000	$ 30.0
Tedac project
Disclosure Of Description Of Business [Line Items]
Conditional advance received									€ 2,979						€ 2,979							€ 1,119	€ 63
Subsidy received									€ 294
TRYBECA Trial One
Disclosure Of Description Of Business [Line Items]
Number of patients data reviewed | patient								320
TRYBECA Trial One | Top of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment															4 months
TRYBECA Trial One | Bottom of range
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment															3 months
Phase Two Trial Of Nordic Society Of Paediatric Haematology | Eryaspase
Disclosure Of Description Of Business [Line Items]
Number of patient enrollments achieved | patient							50